UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6631 Main Street Williamsville, NY (Address of principal executive offices)	14221 (Zip code)

Harvey Neiman

Neiman Funds

6631 Main Street

Williamsville, NY 14221

(Name and address of agent for service)

Registrant’s telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1. Schedules of Investments.

Neiman Large Cap Value Fund
		Schedule of Investments
	December 31, 2016 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
6,700	Aflac Incorporated +	$ 466,320
10,200	Principal Financial Group, Inc. +	590,172
4,700	Reinsurance Group of America Incorporated +	591,401
		1,647,893	7.35%

Agricultural Chemicals
5,400	Agrium Inc. (Canada) +	542,970	2.42%

Aircraft Engines & Engine Parts
4,500	United Technologies Corp. +	493,290	2.20%

Cigarettes
9,600	Reynolds American Inc. +	537,984	2.40%

Commercial Banks, NEC
6,200	Canadian Imperial Bank of Commerce (Canada) +	505,920
11,100	The Toronto-Dominion Bank (Canada) +	547,674
		1,053,594	4.70%

Electronic Computers
4,500	Apple Inc. +	521,190	2.32%

Electric & Other Services Combined
11,300	Public Service Enterprise Group Incorporated +	495,844	2.21%

Electric Services
9,500	Southern Co. +	467,305	2.08%

Electronic & Other Electrical Equipment (No Computer Equipment)
9,100	Emerson Electric Co. +	507,325	2.26%

Fire, Marine & Casualty Insurance
8,800	Axis Capital Holdings Limited (Bermuda) +	574,376
3,880	Chubb Limited +	512,626
15,100	The Progressive Corporation +	536,050
4,200	The Travelers Companies, Inc. +	514,164
		2,137,216	9.53%

Gas & Other Services Combined
4,600	Sempra Energy +	462,944	2.06%

Hospitals & Medical Service Plans
3,500	UnitedHealth Group, Inc. +	560,140	2.50%

Life Insurance
15,300	Sun Life Financial Inc. (Canada) +	587,673	2.62%

Men's & Boy's Furnishings, Work Clothing & Allied Garment
7,600	VF Corp. +	405,460	1.81%

Motor Vehicle Parts & Accessories
4,200	Honeywell International Inc. +	486,570	2.17%

Motor Vehicles & Passenger Car Bodies
3,700	Toyota Motor Corporation ** +	433,640	1.93%

National Commercial Banks
5,100	The PNC Financial Services Group, Inc. +	596,496	2.66%

Petroleum Refining
4,800	Chevron Corp. +	564,960
6,300	Phillips 66 +	544,383
7,800	Valero Energy Corporation +	532,896
		1,642,239	7.32%

Pharmaceutical Preparations
4,100	Johnson & Johnson +	472,361	2.11%

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers
9,200	The Dow Chemical Company +	526,424	2.35%

Radio & TV Broadcasting & Communications Equipment
7,000	QUALCOMM Incorporated +	456,400	2.04%

Railroads, Line-Haul Operating
7,500	Canadian National Railway Company (Canada) +	505,500
5,100	Union Pacific Corporation +	528,768
		1,034,268	4.61%

Retail - Eating Places
4,300	McDonald's Corp. +	523,396	2.33%

Retail - Variety Stores
2,900	Costco Wholesale Corp. +	464,319	2.07%

Rubber & Plastic Footwear
8,100	Nike Inc. Class B +	411,723	1.84%

Search, Detection, Navigation, Guidance, Aeronautical Systems
3,100	Raytheon Company +	440,200	1.96%

Semiconductors & Related Devices
13,900	Intel Corporation +	504,153	2.25%

Services - Business Services, NEC
4,300	Accenture plc (Ireland) +	503,659	2.25%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,600	Procter & Gamble Co. +	470,848	2.10%

Telephone Communications (No Radiotelephone)
11,900	AT&T Inc. +	506,107	2.26%

Tobacco Products
7,400	Altria Group Inc. +	500,388
4,900	Philip Morris International, Inc. +	448,301
		948,689	4.23%

Wholesale - Motor Vehicle Supplies & New Parts
4,700	Genuine Parts Company +	449,038	2.00%

Total for Common Stocks (Cost $16,834,873)		21,291,358	94.95%

Money Market Funds
1,129,328	Fidelity® Investments Money Market Government Portfolio -
	Class I 0.39% ***	1,129,328	5.04%
Total for Money Market Funds (Cost $1,129,328)

	Total Investments	22,420,686	99.99%
	(Cost $17,964,201)

	Other Assets in Excess of Liabilities	2,707	0.01%

	Net Assets	$ 22,423,392	100.00%

Neiman Large Cap Value Fund
	Schedule of Written Options
	December 31, 2016 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

Accenture plc
February 2017 Calls @ 125.00	900	$ 603

Aflac Incorporated
February 2017 Calls @ 75.00	1,300	130

Agrium Inc.
April 2017 Calls @ 110.00	1,100	2,970

Altria Group Inc.
March 2017 Calls @ 72.50	1,500	1,005

Apple Inc.
March 2017 Calls @ 125.00	900	1,089

AT&T Inc.
April 2017 Calls @ 46.00	2,400	744

Axis Capital Holdings Limited
March 2017 Calls @ 65.00	1,800	5,040

Canadian Imperial Bank of Commerce
March 2017 Calls @ 85.00	1,200	1,920

Canadian National Railway Company
April 2017 Calls @ 70.00	1,500	3,375

Chevron Corp.
February 2017 Calls @ 125.00	1,000	580

Chubb Limited
February 2017 Calls @ 140.00	800	360

Costco Wholesale Corp.
February 2017 Calls @ 70.00	600	456

The Dow Chemical Company
March 2017 Calls @ 65.00	1,800	666

Emerson Electric Co.
March 2017 Calls @ 62.50	1,800	540

Genuine Parts Company
February 2017 Calls @ 100.00	900	909

Honeywell International Inc.
March 2017 Calls @ 120.00	800	1,400

Intel Corporation
February 2017 Calls @ 40.00	2,800	420

Johnson & Johnson
March 2017 Calls @ 120.00	800	872

McDonald's Corp.
March 2017 Calls @ 130.00	900	729

Nike Inc. Class B
April 2017 Calls @ 55.00	1,600	1,552

Philip Morris International, Inc.
March 2017 Calls @ 95.00	1,000	1,670

Phillips 66
February 2017 Calls @ 90.00	1,300	1,560

The PNC Financial Services Group, Inc.
February 2017 Calls @ 125.00	1,000	930

Principal Financial Group, Inc.
April 2017 Calls @ 65.00	2,000	1,600

Procter & Gamble Co.
April 2017 Calls @ 90.00	1,100	759

The Progressive Corporation
February 2017 Calls @ 37.00	3,000	1,050

Public Service Enterprise Group Incorporated
March 2017 Calls @ 45.00	2,300	2,760

QUALCOMM Incorporated
February 2017 Calls @ 70.00	1,400	1,204

Raytheon Company
February 2017 Calls @ 150.00	600	798

Reinsurance Group of America Incorporated
April 2017 Calls @ 135.00	900	4,500

Reynolds American Inc.
February 2017 Calls @ 60.00	1,900	1,045

Sempra Energy
April 2017 Calls @ 110.00	900	1,035

Southern Co.
February 2017 Calls @ 52.50	1,900	399

Sun Life Financial Inc.
February 2017 Calls @ 40.00	3,100	2,325

The Toronto-Dominion Bank
April 2017 Calls @ 52.50	2,200	990

Toyota Motor Corporation
April 2017 Calls @ 130.00	700	721

The Travelers Companies, Inc.
April 2017 Calls @ 130.00	800	1,360

Union Pacific Corporation
February 2017 Calls @ 110.00	1,000	1,330

UnitedHealth Group, Inc.
March 2017 Calls @ 175.00	700	924

United Technologies Corp.
February 2017 Calls @ 115.00	900	792

VF Corp.
February 2017 Calls @ 57.50	1,500	1,290

Valero Energy Corporation
March 2017 Calls @ 75.00	1,600	1,856

Total (Premiums Received $50,244)		$ 56,258	0.25%

+ Portion or all of the security is pledged as collateral for call options written.
* Non-Income Producing Security.
** ADR - American Depository Receipt.
*** The Yield Rate shown represents the 7-day yield at December 31, 2016.

See accompanying notes to Schedules of Investments

Neiman Balanced Allocation Fund
		Schedule of Investments
		December 31, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

Mutual Funds
11,350	AB Large Cap Growth Fund - Class I	$ 461,603
22,573	Cohen & Steers Real Estate Securities Fund - Class I	334,083
70,721	DoubleLine Total Return Bond Fund - Class I	751,053
11,066	Fidelity® 500 Index Fund - Investor Class	866,915
11,843	Fidelity® Total Market Index Fund - Investor Class	764,258
57,391	Fidelity® U.S. Bond Index Fund - Investor Class	659,998
12,576	FMI International Fund	375,760
72,827	Frost Total Return Bond Fund Institutional Class	754,488
59,154	Neiman Large Cap Value Fund - No Load Class +	1,490,691
45,565	Neiman Opportunities Fund - Class A +	492,100
63,291	PIMCO Income Fund - Institutional Class	762,652
38,353	Schwab Fundamental Emerging Markets Large Company Index Fund	293,019
38,623	Schwab International Index Fund®	661,231
8,833	Wells Fargo Special Small Cap Value Fund - Class A	292,197
Total for Mutual Funds (Cost $8,436,966)		8,960,048	94.67%

Money Market Funds
539,149	Fidelity® Investments Money Market Government Portfolio -
	Class I 0.39% **	539,149	5.70%
Total for Money Market Funds (Cost $539,149)

	Total Investments	9,499,197	100.37%
	(Cost $8,976,115)

	Liabilities in Excess of Other Assets	(34,640)	-0.37%

	Net Assets	$ 9,464,557	100.00%

+ Affiliated Fund.
* Non-Income producing security.
** The Yield Rate shown represents the 7-day yield at December 31, 2016.

See accompanying notes to Schedules of Investments

Neiman Tactical Income Fund
	Schedule of Investments
	December 31, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

Mutual Funds

275,594	Lord Abbett High Yield Fund – Class I	$ 2,077,982
21,019	PIMCO Income Fund – Institutional Class	253,283
310	RidgeWorth Seix High Income Fund – Class I	1,990
Total for Mutual Funds (Cost $2,321,934)		2,333,255	18.22%

Exchange Traded Funds
22,247	iShares® iBoxx $ High Yield Corporate Bond ETF	1,925,478
3,200	PIMCO Total Return Active ETF	333,216
54,904	SPDR® Barclays High Yield Bond ETF	2,001,251
71,097	SPDR® Barclays Short Term High Yield Bond ETF	1,967,965
10,800	SPDR® DoubleLine Total Return Tactical ETF	522,612
44,000	VanEck Vectors Fallen Angel High Yield Bond ETF	1,266,320
36,000	Vanguard Total International Bond ETF	1,954,440
Total for Exchange Traded Funds (Cost $9,657,914)		9,971,282	77.87%

Money Market Funds
483,863	Fidelity® Investments Money Market Government Portfolio -
	Class I 0.39% **	483,863
Total for Money Market Funds (Cost $483,863)		483,863	3.78%

	Total Investments	12,788,400	99.87%
	(Cost $12,463,711)

	Other Assets in Excess of Liabilities	17,089	0.13%

	Net Assets	$ 12,805,489	100.00%

* Non-Income producing security.
** The Yield Rate shown represents the 7-day yield at December 31, 2016.

See accompanying notes to Schedules of Investments

Neiman Opportunities Fund
		Schedule of Investments
	December 31, 2016 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Air Transportation, Scheduled
1,000	Spirit Airlines, Inc. *	$ 57,860	2.34%

Agriculture Services
1,230	VCA Inc. *	84,440	3.41%

Carpets & Rugs
375	Mohawk Industries, Inc. *	74,880	3.02%

Cutlery, Handtools & General Hardware
695	Stanley Black & Decker, Inc.	79,710	3.22%

Electric & Other Services Combined
1,290	ALLETE, Inc.	82,805	3.34%

Electronic Computers
1,195	NICE Ltd. **	82,168	3.32%

Fire, Marine & Casualty Insurance
1,075	Arch Capital Group Ltd. * (Bermuda)	92,762
1,385	AXIS Capital Holdings Limited (Bermuda)	90,399
1,115	Cincinnati Financial Corporation	84,461
1,625	Validus Holdings, Ltd. (Bermuda)	89,391
		357,013	14.40%

Motor Homes
1,000	Thor Industries, Inc.	100,050	4.04%

Motor Vehicle Parts & Accessories
850	Drew Industries Incorporated	91,588	3.70%

Semiconductors & Related Devices
1,795	NVIDIA Corporation	191,598	7.74%

Services - Computer Programming Services
1,335	Amdocs Limited	77,764	3.14%

Services - Educational Services
1,000	Grand Canyon Education, Inc.	58,450	2.36%

Switchgear & Switchboard Apparatus
655	Littelfuse, Inc.	99,409	4.01%

Trucking (Non Local)
660	Old Dominion Freight Line, Inc.	56,621	2.29%

Wholesale - Machinery, Equipment & Supplies
1,680	Applied Industrial Technologies, Inc.	99,792	4.03%

Total for Common Stocks (Cost $1,347,175)		1,594,148	64.36%

Exchange Traded Funds
1,250	Powershares Dynamic Leisure & Entertainment Portfolio	50,025
1,400	PowerShares Dynamic Semiconductors Portfolio	50,526
950	PowerShares KBW Regional Banking Portfolio	53,116
760	PowerShares S&P SmallCap Consumer Discretionary Portfolio	52,478
1,070	PowerShares S&P SmallCap Materials Portfolio	51,071
1,000	PowerShares S&P SmallCap Utilities Portfolio	47,830
770	SPDR® S&P Aerospace & Defense ETF	48,795
730	SPDR® S&P Telecom ETF	50,615
1,385	SPDR® S&P 400 Mid Cap Value ETF	130,135
1,145	SPDR® S&P 600 Small Cap Value ETF	136,266
Total for Exchange Traded Funds (Cost $634,967)		670,857	27.09%

Real Estate Investment Trusts
780	PS Business Parks, Inc.	90,886	3.67%
Total for Real Estate Investment Trusts (Cost $79,853)

Money Market Funds
148,082	Fidelity® Investments Money Market Government Portfolio -
	Class I 0.39% ***	$ 148,082	5.98%
Total for Money Market Funds (Cost $148,082)

	Total Investments	2,503,973	101.10%
	(Cost $2,210,077)

	Liabilities in Excess of Other Assets	(27,190)	-1.10%

	Net Assets	$ 2,476,783	100.00%

* Non-Income Producing Security.
** ADR - American Depository Receipt.
*** The Yield Rate shown represents the 7-day yield at December 31, 2016.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUNDS

(Unaudited)

1. SECURITY TRANSACTIONS

As of December 31, 2016, the Neiman Funds (the “Trust”) consists of Neiman Large Cap Value Fund (“Large Cap Fund”), Neiman Balanced Allocation Fund (“Balanced Allocation Fund”), Neiman Tactical Income Fund (“Tactical Income Fund”) and Neiman Opportunities Fund (“Opportunities Fund”) (collectively, the “Funds”). For federal income tax purposes, at December 31, 2016 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Large Cap Fund	Balanced Allocation Fund	Tactical Income Fund	Opportunities Fund
Cost of Investments	$17,964,201	$8,976,115	$12,463,711	$2,210,077
Premiums Received
from Options Written	$50,244
Gross Unrealized Appreciation	$4,530,182	$614,464	$359,070	$311,026
Gross Unrealized Depreciation	($79,711)	($91,382)	($34,381)	($17,130)
Net Unrealized Appreciation
(Depreciation) on Investments	$4,450,471	$523,082	$324,689	$293,896

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writers of the option bear the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 4.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify its major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the three month period ended December 31, 2016, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OFFSETTING ASSETS & LIABILITIES:

The Funds have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. During the 3 month period ended December 31, 2016, the Funds were not subject to any master netting arrangements. See Note 4.

OTHER:

The Funds record security transactions based on a trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. The Funds use specific identification methods in computing gain and loss on sales of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

EXPENSES:

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets

3.) SECURITIES VALUATIONS:

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (commons stocks including ADRs, REITS and exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Short positions (including written options). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2016:

Large Cap Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$21,291,358	$0	$0	$21,291,358
Money Market Funds	1,129,328	0	0	1,129,328
Total	$22,420,686	$0	$0	$22,420,686

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$56,258	$0	$56,258
Total	$0	$56,258	$0	$56,258

Balanced Allocation Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$8,960,048	$0	$0	$8,960,048
Money Market Funds	539,149	0	0	539,149
Total	$9,499,197	$0	$0	$9,499,197

Tactical Income Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,333,255	$0	$0	$2,333,255
Exchange Traded Funds	9,971,282	0	0	9,971,282
Money Market Funds	483,863	0	0	483,863
Total	$12,788,400	$0	$0	$12,788,400

Opportunities Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,594,148	$0	$0	$1,594,148
Exchange Traded Funds	670,857	0	0	670,857
Real Estate Investment Trusts	90,886	0	0	90,886
Money Market Funds	148,082	0	0	148,082
Total	$2,503,973	$0	$0	$2,503,973

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any Level 3 assets or liabilities during the three month period ended December 31, 2016. There were no transfers into or out of the levels during the three month period ended December 31, 2016. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4. WRITTEN OPTIONS

As of December 31, 2016, Large Cap Fund portfolio securities valued at $4,244,775 were held by the Fund as collateral for options written by the Fund.

The Large Cap Fund’s transactions in written options during the three month period ended December 31, 2016 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at September 30, 2016	88	$10,269
Options written	832	78,167
Options expired	(81)	(7,516)
Options exercised	(31)	(4,582)
Options terminated	(226)	(26,094)
Options outstanding at December 31, 2016	582	$50,244

The locations on the statement of assets and liabilities of the Large Cap Fund's derivative positions, which are not     accounted for as hedging instruments under GAAP, is as follows:

                                     Liability

                                               Derivatives

Call options written                    ($56,258)

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended December 31, 2016 by the Large Cap Fund are recorded in the following locations in the Statement of Operations:

                                                             Realized                                                       Unrealized

                                   Location            Gain/(Loss)                  Location

                                Gain/(Loss)

Equity contracts       Realized Gain/                                 Change In Unrealized

                            (Loss) on Options       ($35,314)        Appreciation/(Depreciation)         ($4,072)

                                    Written                                           on Options Written

The selling of covered call options may tend to reduce volatility of the Large Cap Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Large Cap Fund’s gain on the underlying securities. Written call options expose the Large Cap Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Balanced Allocation Fund, Tactical Income Fund and Opportunities Fund did not engage in derivative transactions during the three month period ended December 31, 2016.

The table below shows offsetting assets and liabilities relating to options written shown on the statement of Assets and Liabilities as of December 31, 2016.

Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount

Written
Options	$56,258	$0	$56,258	$0	$56,258	$0

5. AFFILIATED FUND TRANSACTIONS

The Balanced Allocation Fund’s holding and transaction in the Large Cap Fund, an affiliated fund, during the three month period ended December 31, 2016 were as follows:

Shares Held at September 30, 2016	70,583
Purchases	0
Sales	(11,429)
Shares Held at December 31, 2016	59,154

Also as of December 31, 2016, the Balanced Allocation Fund’s holding and transaction in the Opportunities Fund, an affiliated fund, were as follows:

Shares Held at September 30, 2016	49,786
Purchases	0
Sales	(4,221)
Shares Held at December 31, 2016	45,565

The aggregate cost and value of Balanced Allocation Fund’s investment in the Large Cap Fund at December 31, 2016 was $1,184,971 and $1,490,691, respectively. The investment represented 15.75% of total net assets of the Balanced Allocation Fund as of December 31, 2016. For the three month period ended December 31, 2016, the Balanced Allocation received dividend income totaling $12,733 and capital gain distributions totaling $133,135 from the Large Cap Fund. In addition, for the three month period ended December 31, 2016, the Balanced Allocation Fund generated $45,169 in realized gain on sales of the Large Cap Fund.

The aggregate cost and value of Balanced Allocation Fund’s investment in the Opportunities Fund at December 31, 2016 was $451,702 and $492,100, respectively. The investment represented 5.20% of total net assets of the Balanced Allocation Fund as of December 31, 2016. For the three month period ended December 31, 2016, the Balanced Allocation received no dividend income or capital gain distributions from the Opportunities Fund. In addition, for the three month period ended December 31, 2016, the Balanced Allocation Fund generated $1,104 in realized gain on the sale of the Opportunities Fund.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:          2/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:          2/23/2017

By: /s/Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:            2/22/17